Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Income tax expense (benefit)	$ 234,000	$ 67,000	$ (48,000)	$ 209,000	$ 286,000	$ 189,000	$ 93,000
Deferred tax asset	0		0
Deferred tax liability	$ 0		$ 0
HaymakerIII [Member] | Other Business Combination [Member]
Valuation Allowance [Line Items]
Income tax percentage of federal state and local income tax savings			85.00%